Note 13 - Capital stock (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Preferred Stock, Dividend Rate, Percentage	7.00%
Preferred Stock, Dividend Payment Terms	The first payment is an amount equal to 5% of the product of: (i) the total number of Subordinate and Multiple Voting Shares outstanding on a fully diluted basis at the time of the sale and (ii) the per share consideration received by holders of Subordinate and Multiple Voting Shares minus a base price of C$5.675.The second payment is an amount equal to 5% of the product of (i) the total number of shares outstanding on a fully diluted basis at the time of the sale and (ii) the per share consideration received by holders of Subordinate Voting Shares minus a base price of C$11.05.Assuming an arm's length sale of control of the Company took place on December 31, 2012, the amount required to be paid to the CEO would be $61,682
Cumulative Preference Shares Stated Amount [Member]
Preferred Stock, Liquidation Preference Per Share	25.00
Cash Redemption Rate [Member]
Preferred Stock, Liquidation Preference Per Share	25.00
Subordinate Voting Shares Conversion Rate [Member]
Preferred Stock, Liquidation Preference Per Share	25.00